Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature
Expenses by nature

23.         Expenses by nature:

The components of the Company’s other regional and center support costs include the following:

	December 31,	December 31,
	2020	2019
Salaries and bonuses	$9,798,901	$7,122,556
Marketing expenses	6,446,798	2,705,891
Total	$16,245,699	$9,828,447

The components of the Company’s corporate, general and administrative expenses include the following:

	December 31,	December 31,
	2020	2019
Salaries and bonuses	$10,195,949	$7,063,682
Bad debt expense	—	2,894,989
Marketing expenses	1,030,196	1,934,227
Professional and legal fees	2,603,597	2,336,835
Computer supplies and software	859,100	629,176
Transaction costs	—	385,674
Travel, meals and entertainment	165,217	404,893
Other	291,302	721,870
Total	$15,145,361	$16,371,346

Bad debt expense relates to the write off of accounts receivable that were identified during the migration to a scalable billing and reimbursement platform completed during the year ended December 31, 2019.